THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE      DATE      RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
SHORT-TERM INVESTMENTS (98.0%)
ALABAMA (1.0%)
$      24,000    Birmingham-Carraway Special Care Facilities
                   Financing Authority, (Carraway Methodist
                   Health, Series A, due 08/15/28), LOC Amsouth
                   Bank...........................................     VRDN   6/7/00(a)  3.950   $   24,000,000
                                                                                                 --------------

ALASKA (1.1%)
       21,000    Anchorage Alaska.................................     TRAN     2/2/01   4.750       21,088,608
        4,050    Valdez Marine Terminal, (Refunding, Exxon
                   Pipeline Co. Project, Series B, due
                   12/01/33)......................................     VRDN   6/1/00(a)  4.300        4,050,000
        2,000    Valdez Marine Terminal, (Refunding, Exxon
                   Pipeline Co. Project, Series C, due
                   12/01/33)......................................     VRDN   6/1/00(a)  4.300        2,000,000
                                                                                                 --------------
                                                                                                     27,138,608
                                                                                                 --------------

ARIZONA (1.2%)
        7,700    Apache County, (Industrial Development Revenue,
                   Tuscon Power Electric Co., Springerville
                   Project, due 12/01/20), LOC Toronto Dominion
                   Bank...........................................     VRDN   6/7/00(a)  4.100        7,700,000
        4,700    Maricopa County Pollution Control Corp., (PCR, El
                   Paso Electric Co., due 12/01/14), LOC Barclays
                   Bank...........................................     VRDN   6/7/00(a)  4.150        4,700,000
        6,000    Maricopa County Pollution Control Corp., (PCR,
                   Refunding, Arizona Public Service Co. Project,
                   Series D, due 05/01/29), LOC Bank of America...     VRDN   6/1/00(a)  4.450        6,000,000
       10,543    Salt River Project Arizona Agricultural
                   Improvement & Power Distribution Electrical
                   Systems, (Series 274, due 01/01/11), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.420       10,542,500
                                                                                                 --------------
                                                                                                     28,942,500
                                                                                                 --------------

CALIFORNIA (0.3%)
        6,500    Los Angeles Regional Airports Improvement Corp.,
                   (Lease Revenue, LAX Two Corp., due 12/01/25),
                   LOC Societe Generale...........................     VRDN   6/1/00(a)  4.400        6,500,000
                                                                                                 --------------

COLORADO (1.0%)
        8,400    Denver City & County Airport, (Series A16, due
                   11/15/23), MBIA Insured........................     VRDN   6/7/00(a)  4.500        8,400,000
        5,880    Lower Colorado Eagle, (due 01/01/01).............     VRDN   6/1/00(a)  4.350        5,880,000
       10,950    Smith Creek Metro District, (due 10/01/35), LOC
                   Bank of America................................     VRDN   6/1/00(a)  4.400       10,950,000
                                                                                                 --------------
                                                                                                     25,230,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
CONNECTICUT (0.2%)
$       6,100    Connecticut State Health & Education.............       CP     6/2/00   3.950   $    6,100,000
                                                                                                 --------------

DISTRICT OF COLUMBIA (2.0%)
       22,000    District of Columbia (George Washington
                   University, Series C, due 09/15/29), MBIA
                   Insured........................................     VRDN   6/7/00(a)  4.300       22,000,000
        2,350    District of Columbia, (General Funding Recovery,
                   Series B-1, due 06/01/03), LOC Societe
                   Generale.......................................     VRDN   6/1/00(a)  4.500        2,350,000
        2,000    District of Columbia, (General Funding Recovery,
                   Series B-2, due 06/01/03), LOC Bank of
                   America........................................     VRDN   6/1/00(a)  4.500        2,000,000
        2,700    District of Columbia, (General Funding Recovery,
                   Series B-3, due 06/01/03), LOC Bank of
                   America........................................     VRDN   6/1/00(a)  4.500        2,700,000
       20,500    District of Columbia, (The American University
                   Issue, due 10/1/15), AMBAC Insured.............     VRDN   6/7/00(a)  4.300       20,500,000
                                                                                                 --------------
                                                                                                     49,550,000
                                                                                                 --------------

FLORIDA (6.5%)
        7,100    Dade County Industrial Development Authority
                   (PCR, Refunding, Florida Power & Light Co., due
                   04/1/20).......................................     VRDN   6/1/00(a)  4.450        7,100,000
       22,180    Dade County Water & Sewer System Revenue, (due
                   10/05/22), FGIC Insured........................     VRDN   6/7/00(a)  4.051       22,180,000
        7,000    Florida State Board of Education, (Series PT
                   1223, due 06/01/22), LIQ FAC Merrill Lynch.....     VRDN   6/1/00(a)  4.380        7,000,000
       17,495    IBM Tax Exempt Grantor, (Series PL-5, A-99, due
                   03/14/06)......................................     VRDN   6/1/00(a)  4.550       17,495,000
       21,490    Jacksonville, (PCR, Refunding, Florida Power &
                   Light Co. Project, due 05/01/29)...............     VRDN   6/1/00(a)  4.450       21,490,000
       11,195    St. Lucie County, (PCR, Refunding, Florida Power
                   & Light Co. Project, due 03/01/27).............     VRDN   6/1/00(a)  4.450       11,195,000
        8,130    Sunshine State...................................       CP     6/5/00   5.500        8,130,000
        2,465    Sunshine State...................................       CP     6/7/00   3.950        2,465,000
       15,000    Sunshine State...................................       CP    6/20/00   4.100       15,000,000
       33,700    Sunshine State Governmental Financing Community
                   Revenue, (due 07/01/16), AMBAC Insured.........     VRDN   6/7/00(a)  4.300       33,700,000
        6,000    Tampa Occupational License Tax, (Series A, due
                   10/01/18), FGIC Insured........................     VRDN   6/7/00(a)  3.850        6,000,000
        4,400    University Athletic Association Inc., (Refunding,
                   University of Florida Stadium Project, due
                   02/01/20), LOC Suntrust Bank...................     VRDN   6/1/00(a)  4.500        4,400,000
        3,700    University Athletic Association Inc., (University
                   of Florida, due 02/01/20), LOC Sun Bank........     VRDN   6/1/00(a)  4.500        3,700,000
                                                                                                 --------------
                                                                                                    159,855,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
GEORGIA (3.4%)
$      28,770    Burke County Development Authority, (PCR, Georgia
                   Power Company, due 7/01/24)....................     VRDN   6/1/00(a)  4.300   $   28,770,000
        4,000    DeKalb County Development Authority, (Metro
                   Atlanta YMCA Project, Series 1995, due
                   06/01/20), LOC Wachovia Bank of Georgia........     VRDN   6/7/00(a)  4.100        4,000,000
       35,963    Georgia Municipal Association, (Pool Bonds
                   Certificates, due 12/15/20), MBIA Insured......     VRDN   6/1/00(a)  4.350       35,963,205
        8,015    Georgia, (Series 213, due 03/01/09), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.400        8,015,000
        2,500    Heard County Development Authority, (PCR, Georgia
                   Power Co., Wansley Project, due 09/01/29)......     VRDN   6/1/00(a)  4.500        2,500,000
        3,500    Metropolitan Atlanta Rapid Transit Authority,
                   (Sales Tax Revenue, due 07/01/20)..............     VRDN   6/1/00(a)  4.380        3,500,000
                                                                                                 --------------
                                                                                                     82,748,205
                                                                                                 --------------

ILLINIOS (3.9%)
       10,000    Chicago (MFHR, Waveland Association, Project B,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       10,000,000
       10,000    Chicago, (MFHR, Waveland Association Project A,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       10,000,000
        3,000    Chicago, (MFHR, Waveland Association Project E,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,000,000
       12,600    Chicago, (MFHR, Waveland Association Project F,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       12,600,000
        3,000    Chicago, (MFHR, Waveland Association, Project C,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,000,000
        3,300    Chicago, (MFHR, Waveland Association, Project D,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,300,000
        5,600    Chicago, (O'Hare International Airport, 2nd Lien,
                   Series A, due 01/01/15), LOC Societe
                   Generale.......................................     VRDN   6/7/00(a)  3.950        5,600,000
        4,160    Chicago, (O'Hare International Airport, General
                   Airport, 2nd Lien, Project B, due 01/01/15),
                   LOC Societe Generale...........................     VRDN   6/7/00(a)  3.950        4,160,000
        6,000    Chicago, (Tender Notes, due 01/26/01), LOC
                   Westdeustche Bank..............................       GO    1/26/01   2.950        6,000,000
        3,740    Illinois Development Finance Authority, (Olin
                   Corp. Project, Series D, due 03/01/16), LOC
                   Wachovia Bank of South Carolina................     VRDN   6/1/00(a)  4.500        3,740,000
        5,200    Illinois Development Finance Authority, (PCR,
                   Illinois Power Co. Project, Series B, due
                   11/01/28), LOC ABN Amro Bank...................     VRDN   6/7/00(a)  3.950        5,200,000
        5,905    Illinois Health Facilities Authority, (Loyola
                   University Health System, Series B, due
                   07/01/24), MBIA Insured........................     VRDN   6/7/00(a)  4.051        5,905,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
ILLINIOS (CONTINUED)
$       3,000    Illinois State, (Series 257, due 06/01/07).......     VRDN   6/1/00(a)  4.420   $    3,000,000
        6,065    Metropolitan Pier & Exposition Authorities,
                   (Dedicated State Tax Revenue, Series PZ3, due
                   12/15/19)......................................     VRDN   6/1/00(a)  4.550        6,065,000
       10,000    Regional Transportation Authority, (Series SG-82,
                   due 06/01/25)..................................     VRDN   6/1/00(a)  4.380       10,000,000
        3,000    Saint Charles, (IDR, Pier 1 Imports-Midwest
                   Project, Series 1986, due 12/15/26), LOC Bank
                   One Texas......................................     VRDN   6/7/00(a)  4.150        3,000,000
                                                                                                 --------------
                                                                                                     94,570,000
                                                                                                 --------------

INDIANA (2.8%)
       45,000    Indiana Office Building Commission...............       CP    6/19/00   4.000       45,000,000
        5,000    Indiana University Revenues (Series A67, due
                   08/01/17)......................................     VRDN   6/7/00(a)  4.450        5,000,000
        9,800    Princeton, (PCR, Refunding, PSI Energy Inc.
                   Project, due 03/01/19), LOC Canadian Imperial
                   Bank...........................................     VRDN   6/1/00(a)  4.350        9,800,000
        3,000    Rockport, (PCR, Refunding, AEP Generating Co.
                   Project, Series B, due 07/01/25), AMBAC
                   Insured........................................     VRDN   6/1/00(a)  4.350        3,000,000
        6,200    South Bend Redevelopment Authority,
                   (Rental-College Football, due 02/01/19), LOC
                   Landesbank Hessen..............................     VRDN   6/7/00(a)  4.250        6,200,000
                                                                                                 --------------
                                                                                                     69,000,000
                                                                                                 --------------

KANSAS (0.6%)
       14,000    Burlington, (PCR, Series A15, due 06/01/31)......     VRDN   6/7/00(a)  4.400       14,000,000
                                                                                                 --------------

KENTUCKY (4.8%)
       15,000    Kentucky Asset/ Liability Commission.............       CP     6/9/00   3.950       15,000,000
       30,000    Kentucky Asset/ Liability Commission, (General
                   Fund Revenue Project, Series A)................     TRAN    6/28/00   4.250       30,017,099
       29,715    Kentucky Turnpike Authority, (Resource Recovery,
                   Series 17, due 07/01/03), FSA Insured..........     VRDN   6/7/00(a)  4.400       29,715,000
       37,500    Louisville & Jefferson County, (Metropolitan
                   Sewer District, Sewer & Drain System, Series
                   A80, due 05/15/31), FGIC Insured...............     VRDN   6/7/00(a)  4.400       37,500,000
        4,500    Louisville & Jefferson County, (Metropolitan
                   Sewer District, Sewer & Drain System, Series
                   A63, due 05/15/30), FGIC Insured...............     VRDN   6/7/00(a)  4.400        4,500,000
          790    Mayfield, (Multi-City Lease Revenue, Kentucky
                   League of Cities Funding Trust, due 07/01/26),
                   LOC PNC Bank...................................     VRDN   6/7/00(a)  4.400          790,000
                                                                                                 --------------
                                                                                                    117,522,099
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
LOUISIANA (0.9%)
$       2,400    East Baton Rouge Parish, (PCR, Refunding, Exxon
                   Project, due 11/1/19)..........................     VRDN   6/1/00(a)  4.400   $    2,400,000
       14,750    Louisiana Offshore Terminal Authority, (Deepwater
                   Port Revenue, Refunding, First Stage A-Loop
                   Inc., due 09/01/08), LOC Suntrust Bank
                   Nashville......................................     VRDN   6/1/00(a)  4.350       14,750,000
        4,700    Louisiana Offshore Terminal Authority, (Deepwater
                   Port Revenue, Refunding, First Stage Loop Inc.,
                   due 09/01/06), LOC Suntrust Bank Nashville.....     VRDN   6/1/00(a)  4.350        4,700,000
                                                                                                 --------------
                                                                                                     21,850,000
                                                                                                 --------------

MARYLAND (5.0%)
       10,000    Baltimore County.................................       CP     6/9/00   3.900       10,000,000
        4,100    Baltimore County.................................       CP    6/15/00   3.900        4,100,000
       22,000    Baltimore County.................................       CP     6/6/00   4.050       22,000,000
        4,200    Baltimore County.................................       CP    6/21/00   4.150        4,200,000
       11,000    Baltimore County.................................       CP     6/6/00   4.100       11,000,000
        5,500    Maryland Water Quality Financing Administration
                   Revolving Loan Fund Revenue, (Series B, due
                   09/01/12)......................................       RB   9/1/00(a)  7.250        5,652,165
       20,000    Montgomery County................................       CP    6/15/00   3.900       20,000,000
       11,000    Montgomery County................................       CP     8/9/00   4.300       11,000,000
       15,000    Montgomery County Housing Opportunities
                   Commision, (MFHR, Grosvenor, Series A, due
                   07/15/07), FNMA Insured........................     VRDN   6/7/00(a)  3.800       15,000,000
        6,500    Montgomery County, (Consolidated Public
                   Improvement Bonds, Series A, due 01/01/01).....       GO     1/1/01   5.000        6,535,846
       12,120    Montgomery County, (Series PT 1153, due
                   05/01/18)......................................     VRDN   6/1/00(a)  5.130       12,120,000
                                                                                                 --------------
                                                                                                    121,608,011
                                                                                                 --------------

MASSACHUSETTS (2.2%)
       30,000    Massachusetts Bay Transportation Authority,
                   (General Transportation Systems, due
                   03/01/30)......................................     VRDN   6/7/00(a)  3.750       30,000,000
       23,800    Massachusetts Bay Transportation Authority,
                   (Series A-36, due 09/01/00)....................     VRDN   6/7/00(a)  4.250       23,800,000
                                                                                                 --------------
                                                                                                     53,800,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
MICHIGAN (1.3%)
$      20,000    Michigan Builder.................................       CP    7/13/00   4.750   $   20,000,000
        7,200    Michigan Strategic Fund Ltd., (Lutheran Homes of
                   Michigan Project, due 09/01/17), LOC Bank One
                   Michigan.......................................     VRDN   6/7/00(a)  4.300        7,200,000
        4,000    Michigan Strategic Fund Ltd., (Reserve 1, Series
                   1995, due 09/01/30), LOC Barclays Bank PLC.....     VRDN   6/1/00(a)  4.450        4,000,000
                                                                                                 --------------
                                                                                                     31,200,000
                                                                                                 --------------

MINNESOTA (0.4%)
        7,750    Minneapolis & St. Paul, (Metro Airports Community
                   Airport Revenue, Series A56, due 01/01/30),
                   AMBAC Insured..................................     VRDN   6/7/00(a)  4.400        7,750,000
        2,700    Minnesota Public Facilities Authority, (Water
                   Pollution Control Revenue, due 03/01/15), LIQ
                   FAC Commerzbank A.G............................     VRDN   6/1/00(a)  4.400        2,700,000
                                                                                                 --------------
                                                                                                     10,450,000
                                                                                                 --------------

MISSISSIPPI (0.3%)
        4,000    Jackson County, (PCR, Refunding, Chevron Project,
                   due 06/01/23)..................................     VRDN   6/1/00(a)  4.300        4,000,000
        3,100    Perry County, (PCR, Refunding, Leaf River Forest
                   Project, due 03/01/02), LOC Wachovia Bank......     VRDN   6/1/00(a)  4.350        3,100,000
                                                                                                 --------------
                                                                                                      7,100,000
                                                                                                 --------------

MISSOURI (0.3%)
        2,800    Missouri Development Finance Board,
                   (Infrastructure Facilities Revenue, Sci CIty
                   Union Station Corp. Project, Series B, due
                   12/01/03), LOC Canadian Imperial Bank..........     VRDN   6/1/00(a)  4.500        2,800,000
        2,400    Missouri Development Finance Board, (Sci City
                   Union Station, Series B, due 12/01/03), LOC
                   Canadian Imperial Bank.........................     VRDN   6/1/00(a)  4.500        2,400,000
        1,600    Missouri Environmental Improvement Authority &
                   Energy Resource Authority, (Refunding, Bayer
                   Corp. Project, due 03/01/09)...................     VRDN   6/1/00(a)  4.550        1,600,000
                                                                                                 --------------
                                                                                                      6,800,000
                                                                                                 --------------

MULTI-SECTOR (3.2%)
       16,610    ABN AMRO Munitops Certificates Trust, ( Series
                   2000-4, 144A, due 01/02/08)....................     VRDN   6/7/00(a)  4.250       16,610,000
       21,845    ABN AMRO Munitops Certificates Trust, (Series
                   1998-2, due 10/05/05)..........................     VRDN   6/7/00(a)  4.250       21,845,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
MULTI-SECTOR (CONTINUED)
$      25,000    ABN AMRO Munitops Certificates Trust, (Series
                   1999-6, 144A, due 03/07/07)....................     VRDN   6/7/00(a)  4.250   $   25,000,000
       10,000    ABN AMRO Munitops Certificates Trust, (Series
                   1999-9, 144A, due 08/08/07)....................     VRDN   6/7/00(a)  4.250       10,000,000
        6,000    Puttable Floating Optional Tax-Exempt Receipts,
                   (Series P-9, due 01/01/30).....................     VRDN   6/1/00(a)  5.130        6,000,000
                                                                                                 --------------
                                                                                                     79,455,000
                                                                                                 --------------

NEBRASKA (0.5%)
       11,500    Lancaster County Hospital Authority, (Refunding,
                   Bryan Memorial Hospital Project, due 06/01/12),
                   MBIA Insured...................................     VRDN   6/7/00(a)  4.051       11,500,000
                                                                                                 --------------

NEVADA (1.6%)
        2,025    Clark County, (Refunding, Airport Improvement
                   Revenue, Series A, due 07/01/12), MBIA
                   Insured........................................     VRDN   6/7/00(a)  4.051        2,025,000
       14,000    Las Vegas........................................       CP     6/8/00   4.050       14,000,000
       14,000    Las Vegas........................................       CP     6/2/00   3.900       14,000,000
        9,000    Nevada State, (Series SG-39, due 11/01/20).......     VRDN   6/1/00(a)  4.380        9,000,000
                                                                                                 --------------
                                                                                                     39,025,000
                                                                                                 --------------

NEW JERSEY (3.0%)
       11,800    New Jersey Economic Development Authority,
                   (Series N3, due 10/01/22)......................     VRDN   6/7/00(a)  4.450       11,800,000
       16,200    New Jersey State.................................       CP    6/15/00   3.900       16,200,000
        5,000    New Jersey State.................................       CP    6/15/00   3.950        5,000,000
       25,000    New Jersey Transportation Authority..............       CP    6/15/00   4.100       25,000,000
       10,500    New Jersey Transportation Authority..............       CP    6/15/00   4.050       10,500,000
        5,000    New Jersey Transportation Authority..............       CP     6/7/00   3.950        5,000,000
                                                                                                 --------------
                                                                                                     73,500,000
                                                                                                 --------------

NEW MEXICO (0.3%)
        3,800    Farmington, (PCR, Refunding, Arizona Public
                   Service Co., Series A, due 5/01/24), LOC Bank
                   of America.....................................     VRDN   6/1/00(a)  4.350        3,800,000
        4,100    Farmington, (PCR, Refunding, Arizona Public
                   Service Co., Series B, due 09/01/24), LOC
                   Barclays Bank PLC..............................     VRDN   6/1/00(a)  4.350        4,100,000
                                                                                                 --------------
                                                                                                      7,900,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NEW YORK (20.8%)
$      20,000    Long Island Power Authority, (New York Electric
                   Systems, Sub-Series 2, due 05/01/33), LOC
                   Westdeutsche Landesbank & Bayerische
                   Landesbank.....................................     VRDN   6/7/00(a)  3.850   $   20,000,000
       21,400    Long Island Power Authority, (New York Electric
                   Systems, Sub-Series 7B, due 04/01/25), MBIA
                   Insured........................................     VRDN   6/7/00(a)  3.850       21,400,000
        5,500    Metropolitan Transportation Authority New York
                   Service Contract, (Series 3, due 07/01/16).....       RB   7/1/00(a)  7.500        5,622,368
        6,960    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series 11, due
                   06/15/26)......................................     VRDN   6/7/00(a)  4.400        6,960,000
        5,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series A, due
                   06/15/15), MBIA Insured........................       RB   6/15/00(a) 7.250        5,082,531
        6,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series A, due
                   06/15/25), FGIC Insured........................     VRDN   6/1/00(a)  4.450        6,000,000
       14,470    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series C, due
                   06/15/22), FGIC Insured........................     VRDN   6/1/00(a)  4.400       14,470,000
        1,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series C, due
                   06/15/23), FGIC Insured........................     VRDN   6/1/00(a)  4.400        1,000,000
       53,790    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series FR-6, due
                   06/15/26), MBIA Insured........................     VRDN   6/7/00(a)  4.400       53,790,000
        6,900    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series G, due
                   06/15/24), FGIC Insured........................     VRDN   6/1/00(a)  4.300        6,900,000
       21,095    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series A1, due
                   11/15/26)......................................     VRDN   6/7/00(a)  4.150       21,095,000
       17,255    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series A1, due
                   11/15/28)......................................     VRDN   6/7/00(a)  4.150       17,255,000
        9,570    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series C, due 05/01/28)...     VRDN   6/1/00(a)  4.350        9,570,000
        9,000    New York City Transitional Finance Authority,
                   (Future Tax Secured, SubSeries B2, due
                   11/01/26)......................................     VRDN   6/1/00(a)  4.350        9,000,000
       89,950    New York City Transitional Finance Authority,
                   (Series A16, due 11/01/00).....................     VRDN   6/1/00(a)  4.550       89,950,000
       14,400    New York City Transitional Finance Authority,
                   (Series A46, due 06/30/00).....................     VRDN   6/7/00(a)  4.400       14,400,000
       30,000    New York City Transitional Finance Authority,
                   (Series A47, due 6/30/00)......................     VRDN   6/7/00(a)  4.400       30,000,000
        7,700    New York City Transitional Finance Authority,
                   (Series A48, due 06/30/00).....................     VRDN   6/7/00(a)  4.400        7,700,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NEW YORK (CONTINUED)
$       8,140    New York Medical Care Facilities Finance Agency,
                   (due 02/15/29).................................     VRDN   6/1/00(a)  4.400   $    8,140,000
        5,000    New York State Dorm Authority, (Series A74, due
                   05/15/24), FGIC Insured........................     VRDN   6/7/00(a)  4.400        5,000,000
       11,400    New York State Energy Research & Development
                   Authority, (PCR, New York Electricity & Gas
                   Co., Series D, due 10/01/29), LOC Bank One
                   Chicago........................................     VRDN   6/1/00(a)  4.250       11,400,000
        3,500    New York State Energy Research & Development
                   Authority, (Series 19, due 08/15/20), AMBAC
                   Insured........................................     VRDN   6/7/00(a)  4.400        3,500,000
       13,785    New York State Local Assistance Corp., (Series A,
                   due 04/01/16)..................................       RB   4/1/01(a)  7.000       14,367,487
        6,750    New York State Local Government Assistance Corp.,
                   (Series B, due 04/01/25), LOC Bank of Nova
                   Scotia.........................................     VRDN   6/7/00(a)  3.800        6,750,000
       22,700    New York State Local Government Assistance Corp.,
                   (Series C, 04/01/25), LOC Landesbank Hessen....     VRDN   6/7/00(a)  3.750       22,700,000
        5,000    New York State Urban Development Corp., (Series
                   PA 429, due 01/01/28)..........................     VRDN   6/1/00(a)  4.350        5,000,000
        5,000    New York Urban Development Corp., (Series SG-33,
                   due 01/01/25)..................................     VRDN   6/1/00(a)  4.350        5,000,000
        5,000    New York, (Series B, due 10/01/20), FGIC
                   Insured........................................     VRDN   6/1/00(a)  4.450        5,000,000
        2,700    New York, (Series B, due 10/01/22), FGIC
                   Insured........................................     VRDN   6/1/00(a)  4.450        2,700,000
        4,600    New York, (Series B, SubSeries B5, due 08/15/22),
                   MBIA Insured...................................     VRDN   6/1/00(a)  4.300        4,600,000
       11,120    New York, (Series PA 442, due 05/15/28)..........     VRDN   6/1/00(a)  4.400       11,120,000
       13,090    Port Authority of New York & New Jersey, (Private
                   Placement, due 12/01/14).......................     VRDN   6/6/00(a)  4.710       13,090,000
       24,500    Rochester Mayo Clinic............................       CP     8/2/00   4.350       24,500,000
       26,200    Triborough Bridge & Tunnel Authorities, (General
                   Purpose, Series C, due 01/01/13), AMBAC
                   Inured.........................................     VRDN   6/1/00(a)  4.100       26,200,000
                                                                                                 --------------
                                                                                                    509,262,386
                                                                                                 --------------

NORTH CAROLINA (3.8%)
        3,900    Charlotte, Airport Revenue, (Refunding, Series A,
                   due 07/01/16), MBIA Insured....................     VRDN   6/7/00(a)  4.051        3,900,000
        5,000    Greensboro Enterprise Systems, (Series B, due
                   06/01/22), LOC Credit Local De France..........     VRDN   6/7/00(a)  4.051        5,000,000
        9,100    North Carolina Dexia Educational Facilities
                   Finance Agency, (Bowman Grey School Medical
                   Project, due 09/01/20), LOC Wachovia Bank &
                   Trust..........................................     VRDN   6/1/00(a)  4.250        9,100,000
        6,000    North Carolina Educational Facilities Finance
                   Agency, (Bowman Grey School Medical Project,
                   due 09/01/26), LOC Wachovia Bank...............     VRDN   6/7/00(a)  3.900        6,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NORTH CAROLINA (CONTINUED)
$      11,600    North Carolina Educational Facilities Finance
                   Agency, (Duke University Project, Series A, due
                   06/01/27)......................................     VRDN   6/1/00(a)  4.200   $   11,600,000
       10,310    North Carolina Educational Facilities Finance
                   Agency, (Elon College, due 01/01/21), LOC Bank
                   of America.....................................     VRDN   6/7/00(a)  4.100       10,310,000
        9,350    North Carolina Educational Facilities Finance
                   Agency, (Greensboro College, due 09/01/27), LOC
                   Bank of America................................     VRDN   6/7/00(a)  4.100        9,350,000
        7,500    North Carolina, (Series A).......................       GO   3/1/01(a)  5.100        7,557,579
        1,250    North Carolina, (Series PA 491, due 04/01/17),
                   LOC Merrill Lynch Capital Servcies.............     VRDN   6/1/00(a)  4.380        1,250,000
       21,605    North Carolina, (Series PA-342, due 04/01/11)....     VRDN   6/1/00(a)  4.380       21,605,000
        1,200    Wake County Industrial Facilities & Pollution
                   Control Financing Authority, (Carolina Power &
                   Light Co. Project, due 03/01/17), LOC First
                   Union National Bank............................     VRDN   6/1/00(a)  4.400        1,200,000
        3,200    Wake County Industrial Facilities & Pollution
                   Control Financing Authority, (Series B, due
                   06/15/14), LOC-Bank of New York................     VRDN   6/1/00(a)  4.500        3,200,000
        4,000    Wake County Industrial Facilities and Pollution
                   Control Financing Authority, (Carolina Power &
                   Light Project, Series A, due 05/01/15), LOC
                   Wachovia Bank..................................     VRDN   6/7/00(a)  3.900        4,000,000
                                                                                                 --------------
                                                                                                     94,072,579
                                                                                                 --------------

OHIO (2.7%)
        4,800    Cleveland, (Income Tax Revenue, Refunding, due
                   05/15/24), AMBAC Insured.......................     VRDN   6/7/00(a)  3.850        4,800,000
       32,445    Hamilton County, (Hospital Facilities Revenue,
                   Health Alliance, Series A, due 01/01/18), MBIA
                   Insured........................................     VRDN   6/7/00(a)  3.900       32,445,000
        1,000    Ohio State Air Quality Development Authority,
                   (Series A, due 12/1/15), LOC Union Bank of
                   Switzerland....................................     VRDN   6/1/00(a)  4.450        1,000,000
       20,000    Ohio State, (Highway Capital Improvement, Series
                   C).............................................       GO     5/1/01   4.500       20,045,675
        8,000    Warren County Health Care Facilities, (Refunding
                   & Improvement - Otterbein, Series A, due
                   07/01/21), LOC Fifth Third Bank................     VRDN   6/1/00(a)  4.350        8,000,000
                                                                                                 --------------
                                                                                                     66,290,675
                                                                                                 --------------

OTHER (0.8%)
       18,640    Bank of New York Cash Reserves...................             5/31/00   5.200       18,640,099
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
PENNSYLVANIA (1.1%)
$      15,800    Delaware Valley Regional Finance Authority,
                   (Series C, due 12/01/20), LOC Credit Suisse
                   First Boston...................................     VRDN   6/7/00(a)  4.100   $   15,800,000
        4,500    Delaware Valley Regional Finance Authority,
                   (Series D, due 12/01/20), LOC Credit Suisse
                   First Boston...................................     VRDN   6/7/00(a)  4.100        4,500,000
        6,800    Pennsylvania State...............................       CP    6/21/00   4.250        6,800,000
                                                                                                 --------------
                                                                                                     27,100,000
                                                                                                 --------------

PUERTO RICO (0.9%)
       22,000    Puerto Rico Commonwealth, (Series A-1, due
                   07/30/00)......................................     VRDN   6/1/00(a)  4.550       22,000,000
                                                                                                 --------------

SOUTH CAROLINA (0.8%)
        1,500    Berkeley County, (Refunding, Bayer Corp. Project,
                   due 03/01/09)..................................     VRDN   6/1/00(a)  4.550        1,500,000
       15,600    South Carolina Public Service Authority, (due
                   01/01/25), FGIC Insured........................     VRDN   6/7/00(a)  4.400       15,600,000
        1,750    South Carolina, (Series PA 493, due 05/01/16)....     VRDN   6/1/00(a)  4.380        1,750,000
                                                                                                 --------------
                                                                                                     18,850,000
                                                                                                 --------------

SOUTH DAKOTA (0.2%)
        4,400    Lawrence County, (PCR, Refunding, Homestake
                   Mining Co., Series B, due 07/01/32), LOC Chase
                   Manhattan Bank.................................     VRDN   6/1/00(a)  4.500        4,400,000
                                                                                                 --------------

TENNESSEE (0.1%)
        1,900    Bradley County Industrial Development Board,
                   (Olin Corp. Project, Series C, due 11/01/17),
                   LOC Wachovia Bank..............................     VRDN   6/1/00(a)  4.500        1,900,000
                                                                                                 --------------

TEXAS (7.6%)
        8,250    Dallas Waterworks & Sewer System (Series A78, due
                   10/01/19)......................................     VRDN   6/7/00(a)  4.450        8,250,000
        5,350    Guadalupe-Blanco River Authority, (PCR,
                   Refunding, Central Power & Light Co. Project,
                   due 11/01/15), LOC ABN Amro Bank N.V...........     VRDN   6/1/00(a)  4.350        5,350,000
        6,165    Gulf Coast Waste Disposal Authority, (PCR,
                   Refunding, Amoco Oil Co. Project, due
                   10/01/17)......................................     VRDN   6/1/00(a)  4.300        6,165,000
        2,310    Harris County Industrial Development Corp.,
                   (Refunding, Johann Haltermann Project, Series
                   A, due 04/01/08), LOC Chase Bank of Texas......     VRDN   6/1/00(a)  4.500        2,310,000
        1,735    Harris County Industrial Development Corp.,
                   (Refunding, Johann Haltermann Project, Series
                   B, due 04/01/08), LOC Chase Bank of Texas......     VRDN   6/1/00(a)  4.500        1,735,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
TEXAS (CONTINUED)
$       3,400    Houston Water & Sewer Systems Revenue, (Series
                   A29, Registered D Shares, due 12/01/15)........     VRDN   6/7/00(a)  4.400   $    3,400,000
       28,600    Houston Water & Sewer Systems, (due 12/01/23)....     VRDN   6/1/00(a)  4.380       28,600,000
        2,100    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series A-1, due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,100,000
        2,500    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series B-1, due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,500,000
        2,800    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series B-4 due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,800,000
        4,500    Mansfield Industrial Development Corp., (Pier 1
                   Import-Texas Inc. Project, Series 1986, due
                   11/01/26), LOC Bank One Texas..................     VRDN   6/7/00(a)  4.150        4,500,000
        3,900    Port Development Corp., (Refunding, Stolt Marine
                   Terminal Project, due 01/15/14), LOC Canadian
                   Imperial Bank..................................     VRDN   6/7/00(a)  4.100        3,900,000
          900    Texas Higher Education Authority Inc., (Series B,
                   due 12/01/25), FGIC Insured....................     VRDN   6/7/00(a)  4.300          900,000
        5,000    Texas State Public Finance.......................       CP    6/20/00   4.050        5,000,000
        4,200    Texas State, (Series 290, due 10/01/11), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.420        4,200,000
       63,900    Texas State, (Series A)..........................     TRAN   8/31/00(a) 4.500       64,021,272
       10,575    Texas Turnpike Authority, (Series N2, due
                   01/01/20)......................................     VRDN   6/7/00(a)  4.400       10,575,000
        8,000    Texas Water Development Board, (Series A69, due
                   07/15/15)......................................     VRDN   6/7/00(a)  4.400        8,000,000
       22,485    Texas, (Veterans Housing Assistance - Fund I, due
                   12/01/16), VA Gauranteed.......................     VRDN   6/7/00(a)  4.051       22,485,000
                                                                                                 --------------
                                                                                                    186,791,272
                                                                                                 --------------

UTAH (0.6%)
        7,365    Carbon County, (PCR, Refunding, Pacificorp
                   Project, due 11/1/24), AMBAC Insured...........     VRDN   6/1/00(a)  4.350        7,365,000
        6,550    Salt Lake City Airport, (Series A10, Registered D
                   Shares, due 06/01/08), FGIC Insured............     VRDN   6/7/00(a)  4.400        6,550,000
                                                                                                 --------------
                                                                                                     13,915,000
                                                                                                 --------------

VERMONT (0.2%)
        5,700    Vermont Student Loan Assistance Corp., (Series
                   1985, due 01/01/04), LOC State Street Bank &
                   Trust..........................................     VRDN   6/1/00(a)  4.300        5,700,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
VIRGINIA (0.4%)
$       8,980    Metropolitan Washington D. C., (Airports
                   Authority, Series A11, due 10/01/14)...........     VRDN   6/7/00(a)  4.550   $    8,980,000
                                                                                                 --------------

WASHINGTON (6.7%)
       36,140    Port Seattle, (Series A, due 09/01/24), LOC
                   Commerzbank A. G...............................     VRDN   6/7/00(a)  4.350       36,140,000
       10,100    Seattle, (Water System Revenue, due 09/01/25),
                   LOC Bayerische Landesbank......................     VRDN   6/7/00(a)  3.950       10,100,000
        8,000    Tacoma Electric System Revenue, (due 01/02/15),
                   AMBAC Insured..................................       RB   1/1/01(a)  6.514        8,254,553
       17,235    Washington Public Power Supply System,
                   (Refunding, Project No. 2, Series 2A-1, due
                   07/01/12), MBIA Insured........................     VRDN   6/7/00(a)  4.051       17,235,000
       15,000    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No. 1, Series A,
                   due 07/01/17)..................................       RB   7/1/00(a)  6.000       15,021,434
        9,705    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No.1, Series C, due
                   07/01/08), FGIC Insured........................       RB   7/1/00(a)  7.750        9,930,644
       27,010    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No.2, Series A, due
                   07/01/12)......................................       RB   7/1/00(a)  7.375       27,635,301
        7,000    Washington State, (Series SG-37, due 07/01/17)...     VRDN   6/1/00(a)  4.380        7,000,000
       32,400    Washington, (Series VR-96 A, due 06/01/20).......     VRDN   6/7/00(a)  3.800       32,400,000
                                                                                                 --------------
                                                                                                    163,716,932
                                                                                                 --------------

WEST VIRGINIA (0.2%)
        4,100    Marshall County, (Refunding, Bayer Corp. Project,
                   due 03/01/09)..................................     VRDN   6/1/00(a)  4.550        4,100,000
                                                                                                 --------------

WISCONSIN (1.0%)
       16,984    Wisconsin........................................       CP     6/8/00   5.500       16,984,000
        8,630    Wisconsin Health & Educational Facilities
                   Authority, (St. Luke's Medical Center,
                   Remarketed 03/10/97, due 12/01/17), LOC Bank
                   One Chicago....................................     VRDN   6/7/00(a)  4.300        8,630,000
                                                                                                 --------------
                                                                                                     25,614,000
                                                                                                 --------------

WYOMING (3.1%)
        8,700    Sweetwater County, (PCR, Refunding, Pacificorp
                   Project, Series A, due 07/01/15), LOC Credit
                   Suisse First Boston............................     VRDN   6/7/00(a)  4.051        8,700,000
        9,900    Uinta County, (PCR, Refunding, Chevron Project,
                   due 08/15/20)..................................     VRDN   6/1/00(a)  4.300        9,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
WYOMING (CONTINUED)
$       1,300    Uinta County, (PCR, Refunding, Chevron Project,
                   due 12/01/22)..................................     VRDN   6/1/00(a)  4.300   $    1,300,000
       55,000    Wyoming General Fund.............................     TRAN    6/27/00   4.000       55,025,051
                                                                                                 --------------
                                                                                                     74,925,051
                                                                                                 --------------
                     TOTAL INVESTMENTS (COST $2,415,602,417) (98.8%)...........................   2,415,602,417
                                                                                                 --------------
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)..................................      29,952,010
                                                                                                 --------------
                 NET ASSETS (100.0%)...........................................................  $2,445,414,357
                                                                                                 ==============

------------------------------
(a) The date listed represents an optional tender date or the next interest reset date. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp.
CP - Commercial Paper.
FGIC - Financial Guaranty Insurance Co.
GO - General Obligation.
IDR - Industrial Development Revenue.
LIQ FAC - Liquid Facility.
LOC - Letter of Credit.
MBIA - Municipal Bond Investors Assurance Corp.
MFHR - Multi-family Housing Revenue.
PCR - Pollution Control Revenue.
RB - Revenue Bond.
TRAN - Tax Revenue Anticipation Note.
VRDN - Variable Rate Demand Note.
144 A - Securities for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,415,602,417
Interest Receivable                                    24,181,986
Receivable for Investments Sold                         6,200,000
Prepaid Trustees' Fees                                      6,864
Prepaid Expenses and Other Assets                           7,923
                                                   --------------
    Total Assets                                    2,445,999,190
                                                   --------------
LIABILITIES
Due to Custodian                                          140,070
Advisory Fee Payable                                      284,005
Administrative Services Fee Payable                        47,826
Fund Services Fee Payable                                   1,813
Administration Fee Payable                                  1,275
Accrued Expenses                                          109,844
                                                   --------------
    Total Liabilities                                     584,833
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,445,414,357
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $44,782,079
EXPENSES
Advisory Fee                                       $1,658,354
Administrative Services Fee                           280,543
Custodian Fees and Expenses                           188,420
Professional Fees and Expenses                         21,600
Fund Services Fee                                      18,926
Trustees' Fees and Expenses                            10,319
Administration Fee                                      7,797
Miscellaneous                                           6,388
                                                   ----------
    Total Expenses                                               2,192,347
                                                               -----------
NET INVESTMENT INCOME                                           42,589,732
NET REALIZED LOSS ON INVESTMENTS                                   (13,346)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $42,576,386
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE THREE
                                                    MAY 31, 2000     MONTHS ENDED
                                                    (UNAUDITED)    NOVEMBER 30, 1999
                                                   --------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   42,589,732  $     16,790,180
Net Realized Loss on Investments                          (13,346)         (242,070)
                                                   --------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       42,576,386        16,548,110
                                                   --------------  ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       6,015,760,276     2,001,929,620
Withdrawals                                        (5,679,500,413)   (2,016,389,311)
                                                   --------------  ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    336,259,863       (14,459,691)
                                                   --------------  ----------------
    Total Increase in Net Assets                      378,836,249         2,088,419
NET ASSETS
Beginning of Period                                 2,066,578,108     2,064,489,689
                                                   --------------  ----------------
End of Period                                      $2,445,414,357  $  2,066,578,108
                                                   ==============  ================
SUPPLEMENTARY DATA

                                                       FOR THE
                                                   SIX MONTHS ENDED    FOR THE THREE     FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                     MAY 31, 2000      MONTHS ENDED     --------------------------------------
                                                     (UNAUDITED)     NOVEMBER 30, 1999    1999      1998      1997      1996
                                                   ----------------  -----------------  --------  --------  --------  --------
Ratios to Average Net Assets
  Net Expenses                                                0.19%(a)             0.20%(a)   0.20%   0.22%   0.24%     0.25%
  Net Investment Income                                       3.67%(a)             3.29%(a)   3.00%   3.38%   3.34%     3.40%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity.The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J. P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), and a wholly owned subsidiary of J.
      P. Morgan & Co. Incorporated ("J. P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 2000, such fees amounted to $1,658,354.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $7,797.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $280,543.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $18,926 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,600.

34